Retirement And Pension Plans (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent			4.00%
Defined Contribution Plan, Cost Recognized	$ 76,543	$ 93,342	$ 147,417	$ 134,931
Employee stock ownership plan owned	181,508		181,508
Expected future benefit payments to be paid in 2012	2,100,000		2,100,000		2,100,000
Supplemental Employee Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions By Employer	116,545	54,135	233,091	92,740
Old Line Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount invested from employee stock ownership plan	11,416		11,416
Old Line Bank Certificates Of Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount invested from employee stock ownership plan	$ 10,000		$ 10,000